UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows used in operating activities
Net loss		€ (12,201)	€ (1,024)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange		102	(2,743)
Amortization and depreciation		211	4,289
Provision		(144)	1,807
Extinguishment of conditional advance		0	0
Change in fair value of derivative liabilities		0	0
Expenses related to share-based payments		390	326
(Gain) or loss on disposal of property plant and equipment	[1]	0	(24,351)
Interest expense (income)		(68)	242
Income tax expense (income)		(208)	3,737
Operating cash flow before change in working capital		(11,918)	(17,717)
(Increase) decrease in inventories		0	0
(Increase) decrease in trade and other receivables		76	(278)
(Increase) decrease in other current assets		(359)	720
Increase (decrease) in trade and other payables		694	(2,351)
Increase (decrease) in other current liabilities		(90)	(1,065)
Change in working capital		320	(2,974)
Income tax paid		(297)	(3)
Net cash flow used in operating activities		(11,895)	(20,694)
Cash flows from investing activities
Cash acquired from business combination	[2]	10	0
Acquisition of property, plant and equipment		(53)	(7)
Acquisition of intangible assets		0	0
Increase in non-current & current financial assets		0	(5)
Disposal of property, plant and equipment		0	37,630
Decrease in non-current & current financial assets		233	329
Net cash flow from investing activities		190	37,947
Cash flows from (used in) financing activities
Capital increases, net of transaction costs		0	0
Proceeds from borrowings, net of transaction costs		0	3,088
Repayment of borrowings		(1,282)	0
Repayment of lease liability (IFRS 16)		(414)	(907)
Interests received (paid)			(193)
Interests received (paid)		77
Net cash flow from (used in) financing activities		(1,619)	1,988
Exchange rate effect on cash in foreign currency		(276)	399
Increase (Decrease) in cash and cash equivalents		(13,600)	19,640
Net cash and cash equivalents at the beginning of the period		38,789	33,699
Net cash and cash equivalents at the closing of the period		25,189	53,339
Cash paid for interest		€ (77)	€ 193

[1]	including €24,350 thousand related to Catalent sale of Princeton manufacturing facility (see Note 3.1)
[2]	includes the cash acquired from PHERECYDES Pharma for €10 thousand.